INSURANCE AND REINSURANCE RESULT (Tables)	12 Months Ended
Dec. 31, 2025
INSURANCE AND REINSURANCE RESULT [Abstract]
Schedule of Insurance and Reinsurance
a)This item consists of the following:

	2025	2024	2023
	S/(000)	S/(000)	S/(000)
Contracts measured under BBA* and VFA (b)	224,077	204,578	226,125
Contracts measured under PAA	4,424,623	3,574,816	3,629,283
Income from the Insurance Service	4,648,700	3,779,394	3,855,408

Expenses for incurred claims and other expenses net of change of past services	(2,768,730)	(2,062,848)	(2,232,672)

Losses in onerous contracts and reversal of losses	(10,686)	(15,801)	(17,181)
Others	(21,259)	(7,128)	(3,134)
Insurance service expenses	(2,800,675)	(2,085,777)	(2,252,987)

Insurance service result	1,848,025	1,693,617	1,602,421

	2025	2024	2023
	S/(000)	S/(000)	S/(000)
Income from reinsurance recoveries	173,238	179,617	448,491
Expenses for assigning the premiums paid to the reinsurer	(632,063)	(674,214)	(839,812)
Reinsurance result	(458,825)	(494,597)	(391,321)
(*)Building Block Approach (BBA)

Schedule of Contracts Measured under BBA and VFA
b)The result of contracts measured under BBA and VFA is detailed below:

	2025	2024	2023
	S/(000)	S/(000)	S/(000)
Amounts related to changes in liabilities for the remaining coverage:
CSM recognized for services provided	137,032	125,610	128,639
Change in risk adjustment for non-financial risk	10,619	9,907	12,357
Expenses for insurance services and expected claims occurred	55,167	61,933	81,995
Cash recovery for the purchase of insurance	21,259	7,128	3,134
Contracts measured under BBA and VFA	224,077	204,578	226,125

Schedule of Onerous and Non-onerous Contracts
c)The impact of the new business for onerous and non-onerous contracts is detailed below:

	2025
	Onerous contracts	Non-onerous contracts	Total
	S/(000)	S/(000)	S/(000)
Estimates of the present value of future outflows:
Insurance Acquisition Cash Flows	22,097	165,559	187,656
Claims and other directly attributable expenses	623,686	1,065,161	1,688,847
Estimates of the present value of future inflows	(620,171)	(1,379,272)	(1,999,443)
Risk adjustment for non-financial risk	8,950	8,042	16,992
CSM	–	140,510	140,510
Impact on provisions for contracts recognized in the period	34,562	–	34,562

	2024
	Onerous contracts	Non-onerous contracts	Total
	S/(000)	S/(000)	S/(000)
Estimates of the present value of future outflows:
Insurance Acquisition Cash Flows	27,948	128,252	156,200
Claims and other directly attributable expenses	445,384	886,382	1,331,766
Estimates of the present value of future inflows	(446,274)	(1,143,887)	(1,590,161)
Risk adjustment for non-financial risk	4,078	5,550	9,628
CSM	–	123,703	123,703
Impact on provisions for contracts recognized in the period	31,136	–	31,136

	2023
	Onerous contracts	Non-onerous contracts	Total
	S/(000)	S/(000)	S/(000)
Estimates of the present value of future outflows:
Insurance Acquisition Cash Flows	21,123	85,120	106,243
Claims and other directly attributable expenses	135,905	658,515	794,420
Estimates of the present value of future inflows	(138,467)	(856,323)	(994,790)
Risk adjustment for non-financial risk	1,913	6,225	8,138
CSM	–	106,463	106,463
Impact on provisions for contracts recognized in the period	20,474	–	20,474

Schedule of Expected Recognition of Contractual Service Margin in Profit or Loss
d)Below we present the estimate of the release of CSM over the years considering reversals of the loss component:

	2025	2024	2023
	S/(000)	S/(000)	S/(000)
One year	155,267	122,859	113,378
Two years	180,190	125,636	115,736
Three years	155,916	126,066	116,736
Four years	136,100	124,387	117,284
Five years	130,544	120,257	114,531
From 6 to 10 years	545,517	517,669	494,953
Older than 10 years	1,102,076	1,074,187	1,011,435
Total	2,405,610	2,211,061	2,084,053

Schedule of Composition of Underlying Assets Related to Contracts with Direct Participation Features
e)The composition of underlying assets related to contracts with direct participation features is detailed below:

	2025	2024	2023
	S/(000)	S/(000)	S/(000)
IL Controlled	22,293	76,946	91,502
IL Controlled Soles	8,605	3,992	1,433
IL Balanced	184,094	193,410	186,879
IL Balanced II	98,059	93,044	79,671
IL Global Balanced	27,995	13,648	1,073
IL Capitalized	408,993	425,552	382,326
IL Capitalized II	150,542	122,413	87,527
IL Global Growth	101,286	18,636	804
IL Controlled II	14,617	–	–
IL Sustainable Capitalization	–	–	259

Schedule of Contractual Service Margins for Insurance Contracts Portfolios
f)The impact on the current period of the transition approaches adopted to establishing CSMs for insurance contracts portfolios is disclosed in the table below:

	2025	2024	2023
	S/(000)	S/(000)	S/(000)
CSM at the beginning of the period	794,935	887,586	992,526
Changes in estimates adjusting the CSM	(28,094)	(33,955)	(11,445)
Changes related to future service	(28,094)	(33,955)	(11,445)
CSM recognized in consolidated statement of income for services rendered	(84,888)	(91,995)	(102,878)
Interest expense on insurance contracts issued (interest on CSM)	20,469	23,975	28,279
Changes related to the current service	(64,419)	(68,020)	(74,599)
Other changes	(56,872)	9,324	(18,896)
CSM at the end of the period	645,550	794,935	887,586